Business Acquisition and Goodwill - Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes (Details) - Acquisition of Wuhan BaiJiaYun [Member]
Jul. 31, 2023 USD ($)
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Cash and cash equivalents	$ 173,350
Other current assets	1,304,251
Property and equipment, net	36,143
Other long-term assets	143,005
Total identifiable assets acquired	1,656,749
Current liabilities	709,933
Lont-term borrowings	1,400,050
Total liabilities assumed	2,109,983
Net identifiable assets acquired	(453,234)
Total purchase consideration	247,688
Goodwill	700,922
Effect on cash flows of the Company
Cash paid (as above)	247,688
Less: cash and cash equivalents in entity acquired	(173,350)
Cash outflow (inflow) on acquisition	$ 74,338